Commitments and Contingencies (Sound Concepts Inc.) (Tables)	11 Months Ended
Nov. 30, 2018
Sound Concepts, Inc. [Member]
Summary of Operating Lease Commitments

The following is the Company’s operating lease commitments for the next four fiscal years:

Year Ending	Lease
December 31,	Obligation
2018	$20,000
2019	373,000
2020	348,000
2021	340,000
2022	304,000
2023	313,000
Total	$1,698,000